                                     [LOGO]

                                     FORTIS
                                SECURITIES, INC.

                                 Annual Report
                                 July 31, 1995
                                     [LOGO]

FORTIS SECURITIES, INC. ANNUAL REPORT

CONTENTS

LETTER TO SHAREHOLDERS                                         1

SCHEDULE OF INVESTMENTS                                        2

STATEMENT OF ASSETS AND LIABILITIES                            7

STATEMENT OF OPERATIONS                                        8

STATEMENTS OF CHANGES IN NET ASSETS                            9

NOTES TO FINANCIAL STATEMENTS                                 10

INDEPENDENT AUDITORS' REPORT                                  12

BOARD OF DIRECTORS AND OFFICERS                               13

HIGHLIGHTS

                                                                    FORTIS
                                                                  SECURITIES,
                                                                     INC.
                                                                 -------------
JULY 31, 1995:
Total net assets..............................................    $115,642,137
Market price per share........................................           $8.75
Shares outstanding............................................      12,603,789

FOR THE YEAR ENDED JULY 31, 1995:
NET ASSET VALUE PER SHARE:
  Beginning of year...........................................           $9.33
  End of year.................................................           $9.18

DISTRIBUTIONS:
  Total dividends paid........................................     $11,007,586
  Dividends per share (classified as ordinary income for
    federal income tax purposes)..............................           $.879

FORTIS FINANCIAL GROUP'S OTHER PRODUCTS AND SERVICES

MUTUAL FUNDS/PORTFOLIOS

Fortis Advantage Portfolios, Inc.
ASSET ALLOCATION PORTFOLIO
CAPITAL APPRECIATION PORTFOLIO
GOVERNMENT TOTAL RETURN PORTFOLIO
HIGH YIELD PORTFOLIO

Fortis Capital Fund

Fortis Fiduciary Fund, Inc.

Fortis Global Growth Portfolio

Fortis Growth Fund, Inc.

Fortis Money Fund

Fortis Tax-Free Portfolios, Inc.
MINNESOTA PORTFOLIO
NATIONAL PORTFOLIO
NEW YORK PORTFOLIO

Fortis U.S. Government
Securities Fund

FIXED AND VARIABLE ANNUITIES

Fortis Opportunity Fixed
  & Variable Annuity
Masters Variable Annuity
FIXED ACCOUNT
MONEY MARKET
U.S. GOVERNMENT SECURITIES
DIVERSIFIED INCOME
GLOBAL BOND
HIGH YIELD
ASSET ALLOCATION
GLOBAL ASSET ALLOCATION
GROWTH & INCOME
GLOBAL GROWTH
GROWTH STOCK
INTERNATIONAL STOCK
AGGRESSIVE GROWTH

Fortune Fixed Annuities
SINGLE PREMIUM ANNUITY
FLEXIBLE PREMIUM ANNUITY

Income Annuities
GUARANTEED FOR LIFE
GUARANTEED FOR A SPECIFIC PERIOD

LIFE AND DISABILITY

Wall Street Series VUL 220 & VUL 500

FIXED ACCOUNT
MONEY MARKET
U.S. GOVERNMENT SECURITIES
DIVERSIFIED INCOME
GLOBAL BOND
HIGH YIELD
ASSET ALLOCATION
GLOBAL ASSET ALLOCATION
GROWTH & INCOME
GLOBAL GROWTH
GROWTH STOCK
INTERNATIONAL STOCK
AGGRESSIVE GROWTH

Adaptable Life
Universal Life
Disability

FOR MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS. WRITE TO: FORTIS INVESTORS, INC., P.O. BOX 64284, ST. PAUL, MN 55164. READ IT CAREFULLY BEFORE INVESTING OR SENDING MONEY.

FORTIS SECURITIES, INC.

DEAR SHAREHOLDER,

We're pleased to present the Fortis Securities annual report for the period ended July 31, 1995.

ECONOMIC REVIEW AND
INVESTMENT STRATEGIES

Over the past year, fixed income markets performed well. Even though short-term rates rose due to Federal Reserve tightening, longer-term rates declined about 1/2 of 1 percent. This rally in bond prices was caused by signs of an economic slowdown, combined with subdued inflation. In fact, the Federal Reserve confirmed the bond market's recognition of a slowdown by lowering short term rates in July.

The current pause may be the economic response to the doubling of short-term interest rates, which the Federal Reserve engineered during 1994. With the cost of money now moderately lower, we feel economic growth should continue through the balance of this year and into 1996. As long as productivity continues to rise and labor cost increases remain small, the expectation for inflation should remain in the current range of about 2.5 percent to 3 percent.

PORTFOLIO REVIEW

Changes in interest rates have various affects on portfolios: when rates decrease as they did earlier this year, the value of the portfolio rises. However, rate declines cause mortgages to be repaid more rapidly and corporate bonds to be called. Unfortunately, these events cause cash to be added to the portfolio and reinvested at lower rates. Thus a period of lower rates generally leads to lower earnings and lower dividends.

Because Fortis Securities has always sought to pay the highest current dividend, our commitment to the more aggressive high yield sector has averaged about 25 percent of total assets. To lessen earnings and asset value risk, we have maintained a high degree of diversification in this sector of the overall portfolio. Currently, there are 56 separate high yield securities, versus 54 securities at the beginning of the fiscal year. The average duration for the fund's holdings has been about five years throughout this investment period.

IN CLOSING

We appreciate your investment in Fortis Securities. If you have any questions, please call us.

Sincerely,

/s/ DEAN C. KOPPERUD
Dean C. Kopperud
President

/s/ DENNIS M. OTT
Dennis M. Ott
Vice President

Dated: July 19, 1995

TOP TEN HOLDINGS AS OF 7/31/95

                                                                   Percent of
Bonds                                                              net assets
-----------------------------------------------------------------------------
 1.  U.S. Treasury Note (9.375%) 1996                                   5.2%
 2.  GNMA (7.50%) 2022                                                  4.3%
 3.  REFCORP (7.355%) 2014                                              3.5%
 4.  DLJ Mortgage Acceptance Corp. (8.50%) 2001                         2.7%
 5.  Fleet Mtg Securities (9.125%) 2018                                 2.7%
 6.  GNMA (9.50%) 2019                                                  2.6%
 7.  Green Tree Financial Corp. (7.65%) 2019                            2.6%
 8.  Oakwood Mtg Investors, Inc. (7.10%) 2020                           2.5%
 9.  FNMA (7.50%) 2024                                                  2.5%
10.  FHLMC (9.50%) 2016                                                 2.3%

                PORTFOLIO COMPOSITION BY INDUSTRY AS OF 7/31/95

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Corporate Bonds Non-Investment
Grade                                                   24.5%
Corporate Bonds Investment Grade                        15.0%
FNMAs                                                   14.3%
GNMAs                                                   12.6%
Asset Backed Securities                                 11.1%
FHLMCs                                                  10.3%
U.S. Treasury Securities                                 5.7%
Other Government Agencies                                3.5%
Receivables/Cash Equivalents                             2.7%
Common Stock                                             0.3%

FORTIS SECURITIES, INC.
Schedule of Investments
July 31, 1995

COMMON STOCKS-0.29%

--------------------------------------------------------------------------------
                                                                                    Market
 Shares                                                               Cost (b)     Value (c)
--------                                                             -----------   ---------
           BROADCASTING-0.02%
   500     Petro PSC Properties, L.P. (Warrants) (a)..............   $   18,285    $ 17,500
                                                                     -----------   ---------
           CONSUMER GOODS-0.03%
 5,800     Drypers Corp. (Warrants) (a)...........................       17,400      10,875
   500     Hosiery Corp. of America, Class A (a)(d)...............        8,460      20,000
                                                                     -----------   ---------
                                                                         25,860      30,875
                                                                     -----------   ---------
           LEISURE TIME-AMUSEMENTS-0.00%
 3,000     Casino Magic Finance Corp. (Warrants) (a)..............        4,500         750
 6,000     Hemmeter Enterprises, Inc. (Warrants) (a)..............       24,000         750
                                                                     -----------   ---------
                                                                         28,500       1,500
                                                                     -----------   ---------
           MACHINERY-0.00%
 2,250     Terex Corp. (Rights) (a)...............................        5,625       1,688
                                                                     -----------   ---------
           RETAIL-MISCELLANEOUS-0.24%
17,674     Grand Union Co. (a)....................................    1,023,438     265,110
 8,995     Southland Corp. (Warrants) (a).........................        2,922      17,990
                                                                     -----------   ---------
                                                                      1,026,360     283,100
                                                                     -----------   ---------
           TOTAL COMMON STOCKS....................................   $1,104,630    $334,663
                                                                     -----------   ---------
                                                                     -----------   ---------

ASSET BACKED SECURITIES-11.06%

--------------------------------------------------------------------------------
                                                                         Standard
                                                                         & Poor's
 Principal                                                                Rating                        Market
  Amount                                                                (Unaudited)     Cost (b)      Value (c)
-----------                                                             -----------   ------------   ------------
              MANUFACTURED HOMES-6.05%
$1,000,000    Green Tree Financial Corp., 8.35% Ser 1994-7 Class A4
                Sr Sub Pass Thru Certificate 3-15-2020...............     Aaa*        $   998,750    $ 1,052,300
 3,000,000    Green Tree Financial Corp., 7.65% Ser 1994-1 Class A5
                Sr Sub Pass Thru Certificate 4-15-2019...............     Aa2*          2,988,282      3,012,594
 2,993,000    Oakwood Mtg Investors, Inc., 7.10% Ser 1995-A Cl A3
                9-15-2020............................................     AAA           2,990,194      2,930,521
                                                                                      ------------   ------------
                                                                                        6,977,226      6,995,415
                                                                                      ------------   ------------
              MULTI-FAMILY LOANS-3.58%
 3,000,000    DLJ Mtg Acceptance Corp., 8.50% Ser 1994-4 Cl A2
                Multifamily Mtg Pass Thru Certificate 4-18-2001......     A             3,023,906      3,127,548
 1,000,000    DLJ Mtg Acceptance Corp., 8.80% Ser 1993-12 Cl B1
                Multifamily Mtg Pass Thru Certificate 9-18-2003......     Bbb**           982,500      1,014,124
                                                                                      ------------   ------------
                                                                                        4,006,406      4,141,672
                                                                                      ------------   ------------
              WHOLE LOAN RESIDENTIAL-1.43%
 1,620,942    Residential Resources, Inc., 9.50% Ser 14 Cl A
                12-1-2018............................................     AAA           1,661,972      1,651,722
                                                                                      ------------   ------------
              TOTAL ASSET BACKED SECURITIES..........................                  12,645,604     12,788,809
                                                                                      ------------   ------------
                                                                                      ------------   ------------

CORPORATE BONDS-INVESTMENT GRADE-14.96%

--------------------------------------------------------------------------------
                                                                          Standard
                                                                          & Poor's
 Principal                                                                 Rating                        Market
  Amount                                                                (Unaudited)      Cost (b)      Value (c)
-----------                                                             ------------   ------------   ------------
              FINANCE COMPANIES-1.46%
$1,500,000    Tenneco Credit Corp., 9.625% Note 8-15-2001............     BBB-         $ 1,585,320    $ 1,688,229
                                                                                       ------------   ------------
              FOREIGN-GOVERNMENT-3.19%
 2,000,000    Hydro-Quebec, 8.00% Deb 2-1-2013.......................     A+             2,182,120      2,041,798
 1,500,000    Quebec (Province of), 8.80% Bond 4-15-2003.............     A+             1,637,670      1,643,203
                                                                                       ------------   ------------
                                                                                         3,819,790      3,685,001
                                                                                       ------------   ------------
              * Moody's Rating
              ** Duff & Phelps' Rating

--------------------------------------------------------------------------------

                                                                          Standard
                                                                          & Poor's
 Principal                                                                 Rating                        Market
  Amount                                                                (Unaudited)      Cost (b)      Value (c)
-----------                                                             ------------   ------------   ------------
              FOREST PRODUCTS-3.40%
$2,150,000    Georgia-Pacific Corp., 9.625% Deb 3-15-2022............     BBB-         $ 2,169,817    $ 2,316,051
 1,500,000    Noranda, Inc., 8.625% Deb 7-15-2002....................     BBB            1,494,960      1,617,845
                                                                                       ------------   ------------
                                                                                         3,664,777      3,933,896
                                                                                       ------------   ------------
              MEDIA-1.41%
 1,500,000    News America Holdings, Inc., 8.875% Sr Note
                4-26-2023............................................     BBB-           1,487,359      1,623,906
                                                                                       ------------   ------------
              MISCELLANEOUS-4.57%
 1,330,000    Minneapolis MN Community Development Agency, 11.25% Ltd
                Tax Dev Rev Bond Ser 1990-6B 6-1-2007                     BBB+           1,356,875      1,550,265
 1,000,000    New York (City of), 10.00% General Obligation Taxable
                Bond Fiscal 1991 Ser D 8-1-2005......................     BBB+             942,987      1,113,314
 1,000,000    New York (City of), 9.75% General Obligation Taxable
                Bond Fiscal 1991 Ser D 8-1-1996......................     BBB+             980,180      1,025,249
 1,500,000    Telecommunications, Inc., 9.80% Sr Note 2-1-2012.......     BBB-           1,658,835      1,600,352
                                                                                       ------------   ------------
                                                                                         4,938,877      5,289,180
                                                                                       ------------   ------------
              OIL-CRUDE PETROLEUM AND GAS-0.93%
 1,000,000    Occidental Petroleum Corp., 11.75% Sr Sub Deb
                3-15-2011............................................     BBB            1,013,663      1,077,445
                                                                                       ------------   ------------
              TOTAL CORPORATE BONDS - INVESTMENT GRADE...............                   16,509,786     17,297,657
                                                                                       ------------   ------------
                                                                                       ------------   ------------

CORPORATE BONDS-NON-INVESTMENT GRADE-24.49%

--------------------------------------------------------------------------------
                                                                         Standard
                                                                         & Poor's
 Principal                                                                Rating                        Market
  Amount                                                                (Unaudited)     Cost (b)      Value (c)
-----------                                                             -----------   ------------   ------------
              AUTOMOBILE AND MOTOR VEHICLE PARTS-0.39%
$  500,000    Penda Corp., 10.75% Sr Note Ser B 3-1-2004.............     B           $   458,125    $   455,000
                                                                                      ------------   ------------
              BEVERAGE-0.43%
   750,000    Heileman Acquisition Co., 9.625% Sr Sub Note
                1-31-2004............................................     CCC+            616,687        495,000
                                                                                      ------------   ------------
              BUILDING MATERIALS-1.16%
   500,000    Associated Materials, Inc., 11.50% Sr Sub Note
                8-15-2003............................................     B-              500,000        456,250
   500,000    Nortek, Inc., 9.875% Sr Sub Note 3-1-2004..............     CCC+            450,000        457,500
   500,000    Wickes Lumber Co., 11.625% Sr Sub Note 12-15-2003......     B-              502,500        430,000
                                                                                      ------------   ------------
                                                                                        1,452,500      1,343,750
                                                                                      ------------   ------------
              CHEMICALS-0.42%
   750,000    Indspec Chemical Corp., 11.50% Sr Sub Disc Note Ser B
                12-1-2003 (Zero coupon until 12-1-1998) (i)..........     B-              518,185        487,500
                                                                                      ------------   ------------
              CONSUMER GOODS-2.36%
   500,000    Chattem, Inc., 12.75% Sr Sub Note Ser B 6-15-2004......     B-              460,625        480,000
   500,000    Hosiery Corp. of America, Inc., 13.75% Sr Sub Note
                8-1-2002.............................................     B-              486,591        500,000
   750,000    Plastic Specialty & Technologies, Inc., 11.25% Sr
                Secured Note 12-1-2003...............................     B-              718,000        690,000
   500,000    Roadmaster Industries, Inc., 11.75% Sr Sub Note
                7-15-2002............................................     B-              500,000        460,000
   600,000    Solon Automated Services, Inc., 12.75% Sr Note
                7-15-2001............................................     B+              602,125        594,000
                                                                                      ------------   ------------
                                                                                        2,767,341      2,724,000
                                                                                      ------------   ------------
              CONTAINERS AND PACKAGING-1.25%
   500,000    Mail-Well Corp., 10.50% Sr Sub Note 2-15-2004 (e)......     B-              490,625        445,000
   500,000    RXI Holdings, Inc., 14.00% Sr Secured Note 7-15-2002
                (and warrants) (d)...................................     B-              500,000        500,000
   500,000    Williamhouse-Regency of Delaware, Inc., 11.50% Sr Sub
                Deb 6-15-2005........................................     B-              505,000        500,000
                                                                                      ------------   ------------
                                                                                        1,495,625      1,445,000
                                                                                      ------------   ------------
              ENERGY-0.43%
   500,000    WRT Energy Corp., 13.875% Sr Note 3-1-2002 (and
                warrants)............................................     B-              490,000        497,500
                                                                                      ------------   ------------
              FOOD-GROCERY, MISCELLANEOUS-2.02%
 1,000,000    Di Giorgio Corp., 12.00% Sr Note 2-15-2003.............     B               927,500        775,000
   750,000    Envirodyne Industries, Inc., 10.25% Sr Note
                12-1-2001............................................     B-              639,062        607,500
   500,000    Pilgrims Pride Corp., 10.875% Sr Sub Deb 8-1-2003......     B-              493,978        465,000

FORTIS SECURITIES, INC.
Schedule of Investments
July 31, 1995

CORPORATE BONDS-CONTINUED
--------------------------------------------------------------------------------

                                                                         Standard
                                                                         & Poor's
 Principal                                                                Rating                        Market
  Amount                                                                (Unaudited)     Cost (b)      Value (c)
-----------                                                             -----------   ------------   ------------
$  500,000    Specialty Foods Corp., 11.25% Sr Sub Note 8-15-2003....     B-          $   467,375    $   487,500
                                                                                      ------------   ------------
                                                                                        2,527,915      2,335,000
                                                                                      ------------   ------------
              LEISURE TIME-AMUSEMENTS-2.38%
   500,000    Boomtown, Inc., 11.50% First Mtg Note 11-1-2003........     B+              459,375        457,500
   500,000    Capital Gaming International, Inc., 11.50% Secured Note
                2-1-2001 (a).........................................     Caa*            299,375        230,000
   561,800    Hemmeter Enterprises, Inc., 12.00% Sr Secured Note
                12-15-2000 (Interest is Payable-in-Kind) (e).........     NR              356,299        247,973
   600,000    PRT Funding Corp., 11.625% Sr Note 4-15-2004...........     B-              572,500        522,000
   500,000    Trump Castle Funding, Inc., 11.75% First Mtg Bond
                11-15-2003...........................................     Caa*            295,000        401,250
   500,000    Trump Plaza Funding, Inc., 10.875% First Mtg Note
                6-15-2001............................................     B+              424,410        477,500
   509,875    Trump Taj Mahal Funding, Inc., 11.35% First Mtg Note
                11-15-1999 (Interest is 9.375% cash and 1.975%
                Payable-in-Kind).....................................     Caa*            390,237        416,782
                                                                                      ------------   ------------
                                                                                        2,797,196      2,753,005
                                                                                      ------------   ------------
              MACHINERY-2.03%
   500,000    Interlake Corp., 12.00% Sr Note 11-15-2001.............     B-              500,000        520,000
   500,000    MVE, Inc., 12.50% Sr Secured Note 2-15-2002 (and
                warrants)............................................     B+              500,000        527,500
   500,000    Spreckels Industries, Inc., 11.50% Sr Secured Note
                9-1-2000.............................................     B               507,500        492,500
 1,000,000    Terex Corp., 13.75% Sr Secured Note 5-15-2002 (and
                rights) (d)..........................................     B               985,000        810,000
                                                                                      ------------   ------------
                                                                                        2,492,500      2,350,000
                                                                                      ------------   ------------
              MEDIA-0.54%
   673,414    Falcon Holding Group, L.P., 11.00% Sr Sub Note Ser B
                9-15-2003 (Interest is Payable-in kind)..............     NR              670,314        623,656
                                                                                      ------------   ------------
              METALS-MINING AND MISCELLANEOUS-1.59%
   500,000    Haynes International, Inc., 11.25% Sr Secured Note Ser
                A 6-15-1998..........................................     CCC+            475,000        480,000
   500,000    Haynes International, Inc., 13.50% Sr Sub Deb
                8-15-1999............................................     CCC-            320,000        350,000
   500,000    Renco Metals, Inc., 12.00% Sr Note 7-15-2000...........     B+              500,000        511,250
   500,000    Sheffield Steel Corp., 12.00% First Mtg Note 11-1-2001
                (and warrants).......................................     B-              497,500        491,250
                                                                                      ------------   ------------
                                                                                        1,792,500      1,832,500
                                                                                      ------------   ------------
              MORTGAGE BACKED SECURITIES-0.61%
   939,156    Sandia Mtg Corp., 8.94% 1991-A Variable Rate Pass Thru
                Certificate Cl B 8-1-2018 (f)........................     NR              706,451        704,367
                                                                                      ------------   ------------
              RESTAURANTS AND FRANCHISING-1.58%
   500,000    American Restaurant Group, 12.00% Sr Note 09-15-98.....     B+              418,750        415,000
   500,000    Carrols Corp., 11.50% Sr Note 8-15-2003................     B+              501,875        488,750
   500,000    Family Restaurants, Inc., 9.75% Sr Note 2-1-2002.......     CCC+            342,500        295,000
   752,000    Flagstar Corp., 11.25% Sr Sub Deb 11-1-2004............     CCC+            763,485        629,800
                                                                                      ------------   ------------
                                                                                        2,026,610      1,828,550
                                                                                      ------------   ------------
              RETAIL-MISCELLANEOUS-3.05%
 1,000,000    Color Tile, Inc., 10.75% Sr Note 12-15-2001............     CCC+            700,000        477,500
 1,000,000    Cumberland Farms, Inc., 10.50% Sr Secured Note
                10-1-2003 (f)........................................     NR              927,500        830,000
   650,000    Farm Fresh, Inc., 12.25% Sr Note 10-1-2000.............     B-              646,250        607,750
 1,000,000    Pantry (The), Inc., 12.00% Sr Note Ser B 11-15-2000....     B+            1,000,000      1,000,000
   500,000    Pay 'N' Pak Stores, Inc., 13.50% Sr Sub Deb 6-1-1998
                (a)..................................................     Ca*             498,688          2,500
   500,000    Ralphs Grocery Co., 11.00% Sr Sub Note 6-15-2005.......     B-              500,000        480,000
   500,000    Victory Markets, Inc., 12.50% Sub Exchange Note
                3-15-2000............................................     NR              425,000        125,000
                                                                                      ------------   ------------
                                                                                        4,697,438      3,522,750
                                                                                      ------------   ------------
              TECHNOLOGY-0.87%
   500,000    Computervision Corp., 11.375% Sr Sub Note 8-15-1999....     CCC+            450,000        497,500
   500,000    Genicom Corp., 12.50% Sr Sub Note 2-15-1997............     NR              445,000        506,250
                                                                                      ------------   ------------
                                                                                          895,000      1,003,750
                                                                                      ------------   ------------
              TEXTILE MANUFACTURING-1.02%
   750,000    Synthetic Industries, Inc., 12.75% Sr Sub Deb
                12-1-2002............................................     B-              755,000        753,750
   500,000    U.S. Leather, Inc., 10.25% Sr Note 7-31-2003...........     B+              488,244        430,000
                                                                                      ------------   ------------
                                                                                        1,243,244      1,183,750
                                                                                      ------------   ------------
              TOBACCO-0.48%
   750,000    Liggett Group, Inc., 11.50% Ser B Secured Note
                2-1-1999.............................................     NR              555,000        551,250
                                                                                      ------------   ------------
              * Moody's Rating

--------------------------------------------------------------------------------

                                                                         Standard
                                                                         & Poor's
 Principal                                                                Rating                        Market
  Amount                                                                (Unaudited)     Cost (b)      Value (c)
-----------                                                             -----------   ------------   ------------
              TRANSPORTATION-1.88%
$  650,000    Continental Airlines, Inc., 12.125% Secured Equipment
                Trust Certificate 4-15-1996 (a)......................     NR          $   208,553    $    97,500
   500,000    Fruehauf Trailer Corp., 14.75% Sr Secured Note
                4-30-2002 (f)........................................     NR              490,000        500,000
   500,000    K & F Industries, Inc., 11.875% Sr Secured Note
                12-1-2003............................................     B+              471,250        518,750
   500,000    Northwest Airlines Trust No. 2, 13.875% Ser D Sub
                Aircraft Note 6-21-2008..............................     NR              500,000        560,000
   500,000    Petro PSC Properties, L.P., 12.50% Sr Note 6-1-2002....     B               481,715        502,500
                                                                                      ------------   ------------
                                                                                        2,151,518      2,178,750
                                                                                      ------------   ------------
              TOTAL CORPORATE BONDS - NON-INVESTMENT GRADE...........                  30,354,149     28,315,078
                                                                                      ------------   ------------
              TOTAL ASSET BACKED & CORPORATE DEBT SECURITIES.........                 $59,509,539    $58,401,544
                                                                                      ------------   ------------
                                                                                      ------------   ------------

U.S. GOVERNMENT SECURITIES-46.42%

--------------------------------------------------------------------------------
 Principal                                                                                     Market
   Amount                                                                   Cost (b)          Value (c)
------------                                                             ---------------   ---------------
               FEDERAL HOME LOAN MORTGAGE CORPORATION-10.29%
               MORTGAGE BACKED SECURITIES:
$ 1,830,168    8.00% 2001.............................................   $     1,875,922   $     1,873,062
    659,306    9.00% 2022.............................................           701,131           686,090
  2,560,666    9.50% 2016.............................................         2,722,248         2,687,099
  1,007,272    10.50% 2017............................................         1,071,064         1,095,093
    531,215    11.25% 2010............................................           574,542           585,997
    430,867    11.50% 2014-2015.......................................           473,938           476,782
    470,174    11.75% 2010............................................           498,384           522,187
                                                                         ---------------   ---------------
                                                                               7,917,229         7,926,310
                                                                         ---------------   ---------------
               REMICS:
     47,100    100.00% Trust #1404-E Interest Only Strip I/O-ette 2006
                 (g)..................................................           466,680           753,601
     43,303    100.00% Trust #1364-L Interest Only Strip I/O-ette 2005
                 (g)..................................................           195,664           649,542
  1,017,429    9.00% Trust #136-D 2020................................         1,022,516         1,040,544
  1,500,000    9.50% Trust #1001-F 2003...............................         1,529,063         1,535,443
                                                                         ---------------   ---------------
                                                                               3,213,923         3,979,130
                                                                         ---------------   ---------------
               TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION...........        11,131,152        11,905,440
                                                                         ---------------   ---------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION-14.30%
               MORTGAGE BACKED SECURITIES:
  2,908,750    7.50% 2024.............................................         2,902,387         2,899,661
  4,466,150    8.00% 2024-2025 (h)....................................         4,523,051         4,534,536
  2,382,265    10.50% 2014-2020.......................................         2,487,939         2,610,812
  1,325,646    11.00% 2011-2018.......................................         1,365,757         1,469,395
     49,825    11.25% 2011............................................            51,724            55,399
    143,173    12.00% 2014............................................           152,435           160,846
    265,702    12.50% 2015............................................           300,077           300,326
                                                                         ---------------   ---------------
                                                                              11,783,370        12,030,975
                                                                         ---------------   ---------------
               NOTES:
  1,600,000    8.50% 2005.............................................         1,664,500         1,712,226
                                                                         ---------------   ---------------
               REMICS:
  1,980,000    7.00% Trust #1992-49H 2020.............................         1,947,516         1,966,712
    806,596    13.50% Trust #1989-98G 2017............................           853,885           823,090
                                                                         ---------------   ---------------
                                                                               2,801,401         2,789,802
                                                                         ---------------   ---------------
               TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION............        16,249,271        16,533,003
                                                                         ---------------   ---------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-12.57%
$ 4,994,105    7.50% 2022.............................................   $     5,003,469   $     4,986,299
  2,117,847    9.00% 2021.............................................         2,184,658         2,222,416
  3,010,146    9.125% Fleet Mtg Securities, Ser 1989-3 Cl D 2018 (GNMA
                 Backed)..............................................         3,079,520         3,075,493

FORTIS SECURITIES, INC.
Schedule of Investments
July 31, 1995

U.S. GOVERNMENT SECURITIES-CONTINUED
--------------------------------------------------------------------------------

 Principal                                                                                     Market
   Amount                                                                   Cost (b)          Value (c)
------------                                                             ---------------   ---------------
  1,166,110    9.50% 2019.............................................         1,247,076         1,237,534
  2,869,440    9.50% 2020.............................................         2,982,873         3,012,912
                                                                         ---------------   ---------------
               TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION.........        14,497,596        14,534,654
                                                                         ---------------   ---------------
               OTHER GOVERNMENT AGENCIES-3.51%
               RESOLUTION FUNDING CORPORATION:
 15,500,000    7.355% Zero Coupon Strip 2014 (i)......................         3,977,811         4,056,489
                                                                         ---------------   ---------------
               U.S. TREASURY SECURITIES-5.75%
               BONDS:
    525,000    8.125% 2021............................................           535,500           598,500
                                                                         ---------------   ---------------
               NOTES:
  5,900,000    9.375% 1996............................................         6,067,203         6,047,500
                                                                         ---------------   ---------------
               TOTAL U.S. TREASURY SECURITIES.........................         6,602,703         6,646,000
                                                                         ---------------   ---------------
               TOTAL U.S. GOVERNMENT AND AGENCIES.....................        52,458,533        53,675,586
                                                                         ---------------   ---------------
               TOTAL LONG TERM DEBT SECURITIES........................       111,968,072       112,077,130
                                                                         ---------------   ---------------
               TOTAL LONG TERM INVESTMENTS............................   $   113,072,702   $   112,411,793
                                                                         ---------------   ---------------
                                                                         ---------------   ---------------

SHORT-TERM INVESTMENTS-1.78%

--------------------------------------------------------------------------------
 Principal                                                             Market
  Amount                                                              Value (c)
-----------                                                         -------------
              BANKS-1.78%
$2,073,000    First Trust Money Market Variable Rate Time
                Deposit, Current rate -- 5.71%...................   $   2,073,000
                                                                    -------------
              TOTAL INVESTMENTS IN SECURITIES (COST:
                $115,145,702) (B)................................   $ 114,484,793
                                                                    -------------
                                                                    -------------

 (a) Presently non-income producing. For corporate debt securities, items identified are in default as to payment of interest and/or principal.
 (b) At July 31, 1995, the cost of securities for federal income tax purposes was $115,289,866 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.........................................   $  3,096,380
Unrealized depreciation.........................................     (3,901,453)
-------------------------------------------------------------------------------
Net unrealized depreciation.....................................   $   (805,073)
-------------------------------------------------------------------------------

 (c) See Note A of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". These investments have been identified by portfolio management as illiquid securities. The value of these securities at July 31, 1995, is $1,330,000 which represent 1.15% of net assets.
 (e) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accreditied investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid.
 (f) The fund entered into the following restricted security transactions: On March 8 and October 27, 1993, the fund acquired $834,942 and $104,214 par of Sandia Mortgage 1991-A Variable Pass Thru Certificates due 2018 with a cost basis of $626,206 and $80,245, respectively. On February 2, 1994, the fund purchased 1,000,000 par of Cumberland Farms with a cost basis of $927,500. On May 18, 1995, the fund purchased 500,000 par of Fruehauf Trailer Corp. with a cost basis of $490,000. The value of these securities at July 31, 1995, is $2,034,367 which represents 1.76% of net assets.
 (g) The interest rates disclosed for interest only strips represent effective yields at July 31, 1995, based upon the current cost basis, estimated timing and amount of future cash flows. These investments have been identified by portfolio management as illiquid securities. The aggregate of these securities at July 31, 1995, is $1,403,143 which represents 1.21% of net assets.
 (h) The cost of securities purchased on a when-issued basis at July 31, 1995, is $2,030,313.
 (i) The interest rate disclosed for these securities represents the original issue discount yields on the date of acquisition.
 (j) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Fortis Securities, Inc.

Statement of Assets and Liabilities

July 31, 1995

--------------------------------------------------------------------------------

ASSETS:
  Investments in securities, as detailed in the accompanying schedules, at market (cost $115,145,702) (Note A).........................................  $ 114,484,793
  Cash on deposit with custodian................................................            992
  Receivables:
    Investment securities sold..................................................      2,426,337
    Interest and dividends......................................................      2,152,851
                                                                                  -------------
TOTAL ASSETS....................................................................    119,064,973
                                                                                  -------------
LIABILITIES:
  Dividends payable ($.07 per share)............................................        882,265
  Payable for investment securities purchased...................................      2,449,063
  Payable for investment advisory and management fees...........................         62,146
  Accounts payable and accrued expenses.........................................         29,362
                                                                                  -------------
TOTAL LIABILITIES...............................................................      3,422,836
                                                                                  -------------
NET ASSETS:
  Net proceeds of capital stock, par value $.01 per share - authorized
    15,000,000 shares; outstanding 12,603,789 shares............................    135,857,600
  Unrealized depreciation of investments........................................       (660,909)
  Excess of distributions over net investment income............................        (41,109)
  Accumulated net realized loss from sale of investments........................    (19,513,445)
                                                                                  -------------
TOTAL NET ASSETS................................................................  $ 115,642,137
                                                                                  -------------
                                                                                  -------------
NET ASSET VALUE PER SHARE.......................................................          $9.18
                                                                                  -------------
                                                                                  -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS SECURITIES, INC.

Statement of Operations

For the Year Ended July 31, 1995

--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
  Income
    Interest income.............................................................   $ 11,442,054
    Fee income (Note A).........................................................          5,371
                                                                                   -------------
  Total Income..................................................................     11,447,425
                                                                                   -------------
  Expenses:
    Investment advisory and management fees (Note B)............................        730,462
    Legal and auditing fees (Note B)............................................         43,500
    Custodian fees..............................................................         15,500
    Shareholders' notices and reports...........................................         37,000
    Directors' fees and expenses................................................         17,020
    Exchange listing fees.......................................................         26,150
    Other.......................................................................         11,546
                                                                                   -------------
  Total expenses................................................................        881,178
                                                                                   -------------
NET INVESTMENT INCOME...........................................................     10,566,247
                                                                                   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE A):
  Net realized loss from security transactions..................................     (5,233,766)
  Net change in unrealized appreciation (depreciation) of investments in
    securities..................................................................      3,821,651
                                                                                   -------------
NET LOSS ON INVESTMENTS.........................................................     (1,412,115)
                                                                                   -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............................   $  9,154,132
                                                                                   -------------
                                                                                   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS SECURITIES, INC.

Statement of Changes in Net Assets

--------------------------------------------------------------------------------
                                                                                     FOR THE        FOR THE
                                                                                    YEAR ENDED     YEAR ENDED
                                                                                     JULY 31,       JULY 31,
                                                                                       1995           1994
                                                                                   ------------   ------------
OPERATIONS:
  Net investment income.........................................................   $ 10,566,247   $ 11,263,729
  Net realized loss from security transactions..................................     (5,233,766)    (3,427,672)
  Net change in unrealized appreciation (depreciation) of investments...........      3,821,651     (7,548,805)
                                                                                   ------------   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............................      9,154,132        287,252
                                                                                   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income....................................................    (10,890,625)   (11,514,885)
  Excess distributions of net realized gains (Note A)...........................       (116,961)       (37,369)
                                                                                   ------------   ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.............................................    (11,007,586)   (11,552,254)
                                                                                   ------------   ------------
CAPITAL STOCK TRANSACTIONS:
  Issuance of 237,790 and 299,808 shares, respectively, to shareholders
    participating in the dividend reinvestment plan.............................      2,145,549      3,073,781
                                                                                   ------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.........................................        292,095     (8,191,221)
NET ASSETS:
  Beginning of year.............................................................    115,350,042    123,541,263
                                                                                   ------------   ------------
  End of year (includes undistributed (excess of distributions over) net
    investment income of ($41,109) and $283,269, respectively)..................   $115,642,137   $115,350,042
                                                                                   ------------   ------------
                                                                                   ------------   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS SECURITIES, INC.

Notes to Financial Statements

--------------------------------------------------------------------------------

A. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Fortis Securities, Inc., ("the fund") is a closed-end diversified management investment company. The primary investment objective of the fund is to seek a high level of current income through investment in a diversified portfolio of debt securities, some of which may be privately placed and some of which may have equity features. Capital appreciation is a secondary objective.

  SECURITY VALUATION: Long-term debt securities are valued at current market prices on the basis of valuations furnished by independent pricing services; short-term investments with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

  SECURITIES PURCHASED ON A WHEN-ISSUED BASIS: Delivery and payment for securities that have been purchased by the Fortis Securities Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the fund maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments. As of July 31, 1995, there was one outstanding purchase on a when-issued basis in the amount of $2,030,313.

   Consistent with its ability to purchase securities on a when-issued basis, the Fund may enter into transactions to sell its purchase commitments to third parties at the current market values and concurrently acquire other purchase commitments for similar securities at later dates. As an inducement for the fund to "rollover" its purchase commitments, the fund receives negotiated fees. For the year ended July 31, 1995, such fees earned by the fund amounted to $5,371.

  SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method. For financial reporting purposes, except for original issue discount, the fund does not amortize long-term bond premiums and discounts. For the year ended July 31, 1995, the cost of purchases and proceeds from sales of securities (other than short-term securities) aggregated $83,648,783 and $84,331,007, respectively.

  INCOME TAXES: The fund intends to qualify, under the Internal Revenue Code, as a regulated investment company and if so qualified, will not have to pay federal income taxes to the extent its taxable income is distributed. On a calendar year basis, the fund is subject to a 4% federal excise tax to the extent it does not distribute substantially all of its net investment income and realized gains, if any.

   Net investment income and net realized gains differ for financial statement and tax purposes primarily because of the recognition of market discount as ordinary income for tax purposes and wash sale transactions. The character of distributions made during the year from net investment income or net realized gains may therefore differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund. The effect on dividend distributions of the book-to-tax difference is presented as "excess distributions of net realized gains" in the statement of changes in net assets and the financial highlights.

   For federal income tax purposes, the fund had a capital loss carryover of $19,369,281 at July 31, 1995, which, if not offset by subsequent capital gains will expire as follows:

     1996.....................................................   $1,078,684
     1997.....................................................   2,087,647
     1998.....................................................   1,344,644
     1999.....................................................   5,325,293
     2001.....................................................     315,226
     2002.....................................................     258,409
     2003.....................................................   4,462,090
     2004.....................................................   4,497,288

   It is unlikely the Board of Directors will authorize a distribution of any net realized gains until the available capital loss carryover has been offset or expired.

  ILLIQUID SECURITIES: At July 31, 1995, investments in securities for the fund included issues that are illiquid. The fund currently limits investments in illiquid securities to 15% of net assets, at market value, at the date of purchase. The aggregate value of such securities at July 31, 1995 was $4,767,510 which represents 4.12% of net assets. Pursuant to guidelines adopted by the Board of Directors, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above.

  DIVIDEND REINVESTMENT PLAN: A shareholder may choose to have their dividends and capital gains distributions reinvested in additional whole and fractional shares. Although reinvested, this distribution will still be taxable. Under this plan, when the market price is greater than the net asset value, the reinvestment price will be the greater of 95 percent of the month-end market price (plus brokerage commissions) or the month-end net asset value. When the market price is less than the net asset value, the reinvestment price will be the market price (plus brokerage commissions) to the extent that shares can be purchased in the open market. The Dividend Reinvestment Agreement has been amended (by the Fund Board of Directors) to provide that, where applicable, the Purchasing Agent shall commence acquiring shares in the open market on the first business day of the month, and shall cease purchasing shares on the fifth business day of the month. The Board of Directors has also amended it to allow for the computation of fractional shares to three decimal places, previously four.

   A shareholder will receive his dividends and capital gains distributions in cash automatically, unless they inform the fund in writing that they desire to have their distributions reinvested in additional shares. This may be done by contacting Fortis Advisers, Inc. (see page 13). Notice to initiate or to terminate this Plan must be received by Advisers 15 days prior to the dividend date for which it is to become effective.

B. PAYMENTS TO RELATED PARTIES: Fortis Advisers, Inc., is the investment adviser for the fund. Investment advisory and management fees are computed at the annual rate of .45% for the first $100 million of average monthly net assets and at the annual rate of .40% of average monthly net assets over $100 million, plus 2% of dividend and interest income.

   Legal fees and expenses aggregating $24,000 for the year ended July 31, 1995, were paid to a law firm of which the secretary of the fund is a partner.

--------------------------------------------------------------------------------
C. FINANCIAL HIGHLIGHTS: Selected per share historical data was as follows:

                                                                                    Year Ended July 31,
                                                               -------------------------------------------------------------
                                                                 1995         1994         1993         1992         1991
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........................   $    9.33    $   10.24    $   10.13    $    9.91    $    9.62
                                                               ---------    ---------    ---------    ---------    ---------
Operations:
  Net investment income.....................................         .84          .93         1.02         1.02         1.06
  Net realized and unrealized gain (loss) on investments....        (.11)        (.89)        0.12         0.25         0.30
                                                               ---------    ---------    ---------    ---------    ---------
Total from operations.......................................         .73          .04         1.14         1.27         1.36
                                                               ---------    ---------    ---------    ---------    ---------
Distributions to shareholders:
  From net investment income................................        (.87)        (.95)       (1.03)       (1.03)       (1.07)
  Excess distributions of net realized gains................        (.01)          --           --        (0.02)          --
                                                               ---------    ---------    ---------    ---------    ---------
Total distributions to shareholders.........................        (.88)        (.95)       (1.03)       (1.05)       (1.07)
                                                               ---------    ---------    ---------    ---------    ---------
Net asset value, end of year................................   $    9.18    $    9.33    $   10.24    $   10.13    $    9.91
                                                               ---------    ---------    ---------    ---------    ---------
Per-share market value, end of year.........................   $    8.75    $   9.625    $   11.50    $   11.50    $   10.88
Total investment return, market value*......................         .25%       (8.16%)       9.91%       16.51%       35.11%
Total investment return, net asset value**..................        8.46%         .01%       11.06%       12.61%       15.18%
Net assets at end of period (000's omitted).................   $ 115,642    $ 115,350    $ 123,541    $ 119,080    $ 113,364
Ratio of expenses to average monthly net assets.............        0.78%        0.76%        0.80%        0.82%        0.88%
Ratio of net investment income to average monthly net
 assets.....................................................        9.33%        9.30%       10.12%       10.10%       11.12%
Portfolio turnover rate (excluding short-term securities)...          75%         125%          86%          49%          67%
 *Total investment return, market value, is based on the change in market price of a share during the period and assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.
**Total investment return, net asset value, is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

D. QUARTERLY DATA (UNAUDITED)

                                                          Net Realized           Net Increase
                                  Net Investment         and Unrealized       (Decrease) in Net
                                                         Gains (Losses)        Assets Resulting
                                      Income             on Investments        From Operations        Distributions
                                -------------------   --------------------   --------------------  -------------------  Quarter End
                     Total                     Per                   Per                    Per                   Per    Net Asset
Quarter Ended       Income        Amount      Share     Amount      Share      Amount      Share     Amount      Share     Value
-----------------------------------------------------------------------------------------------------------------------------------
October 31, 1994  $ 2,907,043   $ 2,684,021   $0.21   $(4,686,745)  $(0.38)  $(2,002,724)  $(0.17) $ 2,794,647   $0.22     $8.94
January 31, 1995    2,807,264     2,589,669   0.21       (741,881)   (0.06)    1,847,788     0.15    2,812,035   0.23       8.86
April 30, 1995      2,803,191     2,590,459   0.21      2,758,095     0.22     5,348,554     0.43    2,752,234   0.22       9.07
July 31, 1995       2,929,927     2,702,098   0.21      1,258,416     0.11     3,960,514     0.32    2,648,670   0.21       9.18
                  -----------   -----------   -----   -----------   ------   -----------   ------  -----------   -----
                  $11,447,425   $10,566,247   $0.84   $(1,412,115)  $(0.11)  $ 9,154,132   $ 0.73  $11,007,586   $0.88
                  -----------   -----------   -----   -----------   ------   -----------   ------  -----------   -----

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders

Fortis Securities, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of Fortis Securities, Inc. as of July 31, 1995 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended July 31, 1995 and the financial highlights for each of the years in the five-year period ended July 31, 1995. These financial statements and the
financial   highlights   are  the   responsibility   of  fund   management.  Our
responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Fortis Securities, Inc. at July 31, 1995, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period ended July 31, 1995 and the financial highlights for each of the years in the five-year period ended July 31, 1995, in conformity with generally accepted accounting principles.

KPMG Peat Marwick LLP

Minneapolis, Minnesota
September 8, 1995

DIRECTORS                                                                                          OFFICERS


RICHARD W. CUTTING               DEAN C. KOPPERUD                 ROBB L. PRINCE                   DEAN C. KOPPERUD
CPA and Financial                President and Director           Prior to July, 1995,             President and Director
  Consultant                     Fortis Advisers, Inc.            Vice President and               STEPHEN M. POLING
ALLEN R. FREEDMAN                Fortis Investors, Inc.             Treasurer                      Vice President
Chairman and Chief               Senior Vice President and        Jostens, Inc.                    DENNIS M. OTT
  Executive Officer                Director of Fortis Benefits    LEONARD J. SANTOW                Vice President
Fortis, Inc.;                      Insurance Company              Principal                        JAMES S. BYRD
Managing Director of             Senior Vice President of         Griggs & Santow, Inc.            Vice President
Fortis International, N.V.         Time Insurance                 JOSEPH M. WIKLER                 ROBERT C. LINDBERG
DR. ROBERT M. GAVIN                Company                        Investment Consultant and        Vice President
President                        EDWARD M. MAHONEY                  Private Investor               KEITH R. THOMSON
Macalester College               Prior to January, 1995,          Prior to January, 1994,          Vice President
BENJAMIN S. JAFFRAY                Chairman and Chief               Director of Research,          ROBERT W. BELTZ, JR.
Chairman                           Executive Officer                Chief Investment Officer,      Vice President
Sheffield Group, Ltd.            Fortis Advisers, Inc.              Principal, and Director        THOMAS D. GUALDONI
JEAN L. KING                     Fortis Investors, Inc.           The Rothschild Co.               Vice President
President                                                                                          LARRY A. MEDIN
Communi-King                                                                                       Vice President
                                                                                                   JON H. NICHOLSON
                                                                                                   Vice President
                                                                                                   JOHN W. NORTON
                                                                                                   Vice President
                                                                                                   DAVID A. PETERSON
                                                                                                   Vice President
                                                                                                   MICHAEL J. RADMER
                                                                                                   Secretary
                                                                                                   TAMARA L. FAGELY
                                                                                                   Treasurer
                                                                                                   DAVID G. CARROLL
                                                                                                   2nd Vice President
                                                                                                   CHRIS J. NEUHARTH
                                                                                                   2nd Vice President
INVESTMENT ADVISOR               CUSTODIAN
  AND DIVIDEND DISBURSING        First Bank
  AGENT                            National Association
Fortis Advisers, Inc.            Minneapolis, Minnesota
Box 64284                        GENERAL COUNSEL
St. Paul, Minnesota 55164        Dorsey & Whitney P.L.L.P.
REGISTRAR                        Minneapolis, Minnesota
Norwest Bank                     INDEPENDENT AUDITORS
  Minnesota, N.A.                KPMG Peat Marwick LLP
Minneapolis, Minnesota           Minneapolis, Minnesota

-------------------------------------------------------------

MARKET   Fortis Securities, Inc. is listed on the
 PRICE   New  York Stock Exchange with the Ticker
         symbol  "FOR."  The   market  price   is
         carried daily in the financial pages of most newspapers in the New York Stock
         Exchange Composite Transactions listings under the abbreviation FortisSec.

In addition, each Monday THE WALL STREET JOURNAL and other financial publications include a "Closed-End Funds" table which sets forth on a per share basis the previous week's net asset value, market price and the percentage difference between net asset value and market price for the fund under the name Fortis Securities.

FORTIS FINANCIAL GROUP         Fortis Financial Group (FFG) is a premier              With more than $5 billion in assets under
                           provider of insurance and investment portfolios        management, FFG is part of Fortis, a $100 billion
                           whose fund manager, Fortis Advisers, Inc. has          worldwide financial services and insurance
                           established a nationwide reputation for money          organization represented in 11 countries.
                           management. Through Fortis Investors, Inc., FFG            Like the Fortis name, which comes
                           offers mutual funds, annuities and variable            from the Latin for steadfast, our focus is on the
                           universal life insurance. Life and disability          long-term in all we do: the relationships we
                           products are issued and underwritten by Time           build, the performance we seek, the service we
                           Insurance Company and Fortis Benefits Insurance        provide and the products we offer.
                           Company.

    [LOGO]
                                ----------------
                                   Bulk Rate
FORTIS FINANCIAL GROUP
                                   US Postage
P.O. Box 64284
                                      PAID
St. Paul, MN 55164
                                Permit No. 3794
                                Minneapolis, MN
                               ------------------

FORTIS
SECURITIES, INC.
    [LOGO]
        PRINTED ON RECYCLED PAPER WITH
        40% PRECONSUMER WASTE AND
        10% POST CONSUMER WASTE.
        PLEASE RECYCLE.

95387 (Ed. 9/95)